Earnings per share	6 Months Ended
Apr. 30, 2021
Text Block [Abstract]
Earnings per share

Note 10 Earnings per share

	For the three months ended		For the six months ended
(Millions of Canadian dollars, except share and per share amounts)	April 30 2021	April 30 2020	April 30 2021	April 30 2020
Basic earnings per share
Net income	$4,015	$1,481	$7,862	$4,990
Dividends on preferred shares and distributions on other equity instrument s	(76)	(64)	(134)	(129)
Net income attributable to non-controlling interests	(1)	3	(3)	(2)
Net income available to common shareholders	3,938	1,420	7,725	4,859
Weighted average number of common shares (in thousands)	1,424,889	1,422,754	1,424,107	1,425,203
Basic earnings per share (in dollars)	$2.76	$1.00	$5.42	$3.41
Diluted earnings per share
Net income available to common shareholders	$3,938	$1,420	$7,725	$4,859
Dilutive impact of exchangeable shares	–	3	–	7
Net income available to common shareholders including dilutive impact of exchangeable shares	3,938	1,423	7,725	4,866
Weighted average number of common shares (in thousands)	1,424,889	1,422,754	1,424,107	1,425,203
Stock options (1)	1,533	906	1,362	1,280
Issuable under other share-based compensation plans	685	753	714	751
Exchangeable shares	–	3,458	–	3,234
Average number of diluted common shares (in thousands)	1,427,107	1,427,871	1,426,183	1,430,468
Diluted earnings per share (in dollars)	$2.76	$1.00	$5.42	$3.40

(1)	The dilutive effect of stock options was calculated using the treasury stock method. When the exercise price of options outstanding is greater than the average market price of our common shares, the options are excluded from the calculation of diluted earnings per share. For the three months ended April 30, 2021, no outstanding options were excluded from the calculation of diluted earnings per share. For the three months ended April 30, 2020, an average of 2,941,928 outstanding options with an average exercise price of $101.06 were excluded from the calculation of diluted earnings per share. For the six months ended April 30, 2021, no outstanding options were excluded from the calculation of diluted earnings per share. For the six months ended April 30, 2020, an average of 1,584,011 outstanding options with an average exercise price of $103.55 were excluded from the calculation of diluted earnings per share.